Cover	Sep. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2022
Entity File Number	000-54478
Entity Registrant Name	ENOCHIAN BIOSCIENCES INC.
Entity Central Index Key	0001527728
Entity Tax Identification Number	45-2559340
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5151 State University Dr., Bldg #49
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90032
City Area Code	(305)
Local Phone Number	918-1980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ENOB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false